Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Schedule of Unaudited Interim Condensed Consolidated Financial Statements

The accompanying unaudited interim condensed consolidated financial statements  reflect the activities of the Company and each of the following entities:

Name	Background	Ownership %	Principal of activity

Continuing Operations
Ohswiftwing Pte. Ltd.	● A Singapore company ● Incorporated on July 21, 2025	100% owned by the Company	Principally engaging in the provision of digital marketing services
Entities Disposed of during the Period:
Ohmyhome (BVI) Limited	● A BVI company ● Incorporated on July 27, 2022	100% owned by the Company	Holding company (disposed)
Ohmyhome (S)	● A Singapore company ● Incorporated on June 12, 2015	100% owned by Ohmyhome BVI	Principally engaged in the provision of a one-stop-shop property platform for its customers (disposed)
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.)	● A Singapore company ● Incorporated on January 4, 1995 ● Acquired by Ohmyhome (BVI) on October 6, 2023 ● Changed its entity name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023	100% owned by Ohmyhome (BVI)	Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore (disposed)
Ohmyhome Renovation Pte. Ltd.	● A Singapore company ● Incorporated on March 5, 2020	100% owned by Ohmyhome (S)	Principally engaged in design and build, project management for interior decoration projects for residential and commercial units (disposed)
Ohmyhome Insurance Pte. Ltd.	● A Singapore company ● Incorporated on March 5, 2020	100% owned by Ohmyhome (S)	Dormant (disposed)
Cora.Pro Pte. Ltd.	● A Singapore company ● Incorporated on May 31, 2020	100% owned by Ohmyhome (S)	Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments (disposed)
DreamR Project Pte. Ltd. (formerly Ganze Pte. Ltd.)	● A Singapore company ● Incorporated on December 7, 2021 ● Changed its entity name from Ganze Pte. Ltd. To DreamR Project Pte. Ltd. on June 5, 2023	100% owned by Ohmyhome (S)	Principally engaged in interior decoration projects of high-end residential and commercial units (disposed)
Ohmyhome Sdn. Bhd. (“Ohmyhome (M)”)	● A Malaysia company ● Incorporated on January 17, 2019	100% owned by Ohmyhome (S)	Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia (disposed)
Ohmyhome Realtors Sdn. Bhd.	● A Malaysia company ● Incorporated on January 17, 2019	49% owned by Ohmyhome (M)	Principally engaged in the provision of brokerage service for its customers (disposed)